Work in Progress, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Work in Progress, Net
11	WORK IN PROGRESS, NET
As of December 31, this account comprises:

	Total		Current		Non-current
	2019	2020	2019	2020	2019	2020
Unbilled receivable concessions in progress (a)	23,117	—	—	—	23,117	—
Work in progress (b)	49,457	186,433	49,457	186,433	—	—

	72,574	186,433	49,457	186,433	23,117	—

The ongoing work costs include all expenses incurred by the Corporation under construction contracts currently in force. The Corporation estimates that all the costs incurred will be billed and collected.

a) Corresponds to the accounts receivable from the Municipality of Lima related to the mandatory investments from the Concession Contract and the income guaranteed by the Grantor from the start of exploitation. As of December 31, 2019, these accounts are presented in the long term because it was expected to be collected once the operation stage began. To date, both the Concession term and most of the obligations under the respective Concession Contract remain suspended by agreement between the parties and pending the agreement of the terms and conditions to approve the Early Termination of the Concession Contract by Mutual Agreement. In accordance with the provisions of Clause 16.3 of the aforementioned Contract, for this reason the balance has been reclassified to “Other accounts receivable - Third-party claims”.
b) Mainly includes S/171 million corresponding to Cumbra Peru S.A. and its subsidiary Vial y Vives - DSD S.A. (S/29.6 million as of December 31, 2019); and S/15.5 million from Cumbra Ingenieria S.A. (S/19.9 million as of December 31, 2019).
Below are the work in progress grouped by the main projects:

	2019	2020
Infrastructure
Road operation and maintenance	23,117	—

	23,117	—

Engineering and construction
Engineering and Construction Works — GYM Chile S.p.A.	19,531	97,561
Talara Refinery	20,126	15,468
North Concentrator Plant of Quellaveco	1,033	50,216
Ground transport tunnel of Quellaveco	—	18,485
Others	8,767	4,703

	49,457	186,433

	72,574	186,433